Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period	¥ 276,782		¥ 264,935
Additions	17,579		14,621
Deconsolidation of a subsidiaries	(455)		(384)
Measurement period adjustments	240		(1,824)
Impairment	0	$ 0	(576)	¥ 0
Foreign currency translation adjustments	(1,375)		10
Goodwill at the end of period	292,771	44,686	276,782	264,935
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill	297,250		281,302
Accumulated impairment losses of goodwill	4,479		4,520
Impairment losses on goodwill	0	$ 0	576	0
Core commerce
Changes in goodwill
Goodwill at the beginning of period	209,533		197,715
Additions	14,605		12,695
Deconsolidation of a subsidiaries			(299)
Measurement period adjustments	240		(532)
Foreign currency translation adjustments	(1,364)		(46)
Goodwill at the end of period	223,014		209,533	197,715
Cloud computing
Changes in goodwill
Goodwill at the beginning of period	2,510		1,461
Additions			1,111
Deconsolidation of a subsidiaries	(455)		(85)
Foreign currency translation adjustments	(11)		23
Goodwill at the end of period	2,044		2,510	1,461
Digital media and entertainment
Changes in goodwill
Goodwill at the beginning of period	58,673		60,508
Measurement period adjustments			(1,292)
Impairment			(576)
Foreign currency translation adjustments			33
Goodwill at the end of period	58,673		58,673	60,508
Goodwill, Impaired, Accumulated Impairment Loss
Impairment losses on goodwill			576
Innovation initiatives and others
Changes in goodwill
Goodwill at the beginning of period	6,066		5,251
Additions	2,974		815
Goodwill at the end of period	¥ 9,040		¥ 6,066	¥ 5,251